Trade and Other receivables - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast licence agreement	€ 2,375	€ 2,432
Net investment in Lease	343	477
Mesoblast licence agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast licence agreement	€ 2,032	€ 1,955